Risk Management and Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2018
Risk Management And Fair Value Measurements
Schedule of Financial Derivative Instrument Location
Consolidated Balance Sheets – Location	December 31, 2017	September 30, 2018
Financial derivative instrument – Other non-current assets	$-	$59

Schedule of Gains Losses on Derivative Instruments

Consolidated Statements of Comprehensive Income / (Loss) - Location	September 30, 2017	September 30, 2018
Financial derivative instrument – Initial cost	$-	$(47)
Financial derivative instrument – Fair value as at period end	-	59
Gain from financial derivative instrument	$-	$12

Schedule of Assets Measured at Fair Value on a Non-recurring Basis Long Lived Assets Held and Used

This review indicated that such carrying amount was not fully recoverable for the Company’s vessels Northsea Alpha and Northsea Beta. Consequently the carrying value of these vessels was written down to their respective fair values as presented in the table below.

Vessel	Significant Other Observable Inputs (Level 2)	Vessel Impairment Charge (charged against Vessels, net)
Northsea Alpha	$6,750	$772
Northsea Beta	6,750	771
TOTAL	$13,500	$1,543